Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 318,166,670.50
Total Fee Amount	43,938.82
Total Offset Amount	0
Net Fee	$ 43,938.82
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A